Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 144,818,300.58
Previously Paid Amount	19,657.24
Total Fee Amount	22,171.68
Total Offset Amount	0.00
Net Fee	$ 2,514.44